Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Taxes (Tables) [Line Items]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	The following table presents the deferred tax assets and liabilities by source:
	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$8,940,441	$2,982,757
Other temporary differences	85,998	-
Valuation allowance	(9,026,439)	(2,982,757)
Net deferred tax assets	$-	$-

Patricia Acquisition Corp.[Member]
Income Taxes (Tables) [Line Items]
Schedule of Statutory Federal Income Tax Rate	The difference between the tax provision at the statutory federal income tax rate on June 30, 2023 and December 31, 2022, and the tax provisions attributable to loss before income taxes is as follows:
	June 30, 2023	December 31, 2022
Statutory federal income taxes	21.0%	21.0%
Valuation allowance	(21.0)%	(21.0)%
Effective income tax rate, net	-%	-%
The difference between the tax provision at the statutory federal income tax rate on December 31, 2022 and 2021 and the tax provisions attributable to loss before income taxes is as follows:
	December 31,
	2022	2021
Statutory federal income taxes	21.0%	21.0%
Valuation allowance	(21.0)%	(21.0)%
Effective income tax rate, net	-	-